DERIVATIVE LIABILITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
Disclosure Text Block [Abstract]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues	$ 0		$ 480,294
Derivative, Gain (Loss) on Derivative, Net	123,921	$ 0	61,757	$ 0
Derivative Liability, Current	$ 294,616		$ 418,537	$ 0